CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 30,332,502	$ 24,079,590
Interest-bearing deposits with banks	13,899,287	14,205,335
Federal funds sold	386,000	967,000
Total cash and cash equivalents	44,617,789	39,251,925
Held-to-maturity securities (fair value of $9,993,816 in 2014 and $9,624,427 in 2013)	8,192,741	8,438,435
Available-for-sale securities	254,746,446	244,050,671
Other securities	7,234,350	5,533,850
Total securities	270,173,537	258,022,956
Loans held for sale	2,103,351	3,679,521
Loans, net of allowance for loan losses of $6,095,001 in 2014 and $5,727,800 in 2013	698,436,345	573,894,868
Interest receivable	3,659,006	3,291,887
Premises and equipment	34,809,843	32,071,741
Cash surrender value of life insurance	14,463,207	6,593,403
Goodwill	12,276,040	10,620,814
Other assets	13,228,601	13,462,960
Total assets	1,093,767,719	940,890,075
Deposits:
Noninterest-bearing	201,362,468	173,793,894
Interest-bearing	691,413,018	606,177,141
Total deposits	892,775,486	779,971,035
Interest payable	315,844	399,976
Borrowed funds	89,450,067	52,000,000
Subordinated debentures	10,310,000	10,310,000
Other liabilities	4,700,738	13,100,724
Total liabilities	997,552,135	855,781,735
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2014 and 2013, respectively	17,123,000	17,102,507
Common stock, par value $1 per share: 10,000,000 shares authorized; 5,342,670 and 5,122,941 shares issued and outstanding in 2014 and 2013, respectively	5,342,670	5,122,941
Additional paid-in capital	44,420,149	42,086,463
Retained earnings	27,975,049	22,508,918
Accumulated other comprehensive income (loss)	1,818,361	(1,248,844)
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders' equity	96,215,584	85,108,340
Total liabilities and stockholders' equity	$ 1,093,767,719	$ 940,890,075